Goldman Sachs China Equity Fund Expense Example - Class P Shares [Member] - Goldman Sachs China Equity Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	$ 2,235